Segment Information - Revenue by Geographic Region (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Total Revenue	$ 264,877	$ 202,397	$ 151,097
Asia
Total Revenue	167,670	158,441	131,263
Europe
Total Revenue	40,875	23,949	16,881
United States
Total Revenue	$ 56,332	$ 20,007	$ 2,953